PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 24,628	$ 24,141	$ 12,826
MIning property costs not subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	3,586	4,100	$ 2,968
MIning property costs not subject to depreciation | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	653	649
MIning property costs not subject to depreciation | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	198	184
MIning property costs not subject to depreciation | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	741	754
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	1,208	1,009
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 786	$ 1,504